INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
	December 31,
	2024	2023
Original amounts:

Technology	$43,697	$43,697
Customer relationships	15,388	15,388
Marketing rights and patents	3,421	3,421
Backlog	2,564	2,564
Trademark	1,775	1,775

	66,845	66,845
Accumulated amortization:

Technology	(42,671)	(42,523)
Customer relationships	(5,285)	(4,557)
Marketing rights and patents	(3,421)	(3,301)
Backlog	(2,410)	(398)
Trademark	(133)	(15)
	(53,920)	(50,794)

	$12,925	$16,051

Schedule of Estimated Amortization Expenses
Year ending December 31,

2025	1,150
2026	996
2027	996
2028	996
2029 onwards	8,787

$12,925